Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs	$ 858,892	$ 993	$ 1,025,138	$ 1,319
Loss from operations	(858,892)	(993)	(1,025,138)	(1,319)
Other income:
Interest earned on marketable securities held in Trust Account	5,672	0	5,861	0
Offering costs associated with warrants recorded as liabilities			(849,893)
Change in fair value of warrant liabilities	5,756,700	0	(3,235,433)	0
Income (loss) before provision for income taxes	4,903,480	(993)	(5,104,603)	(1,319)
Provision for income taxes	0	0	0	0
Net income (loss)	$ 4,903,480	$ (993)	$ (5,104,603)	$ (1,319)
Class A Redeemable Common Stock
Other income:
Weighted average shares outstanding (in Shares)	23,000,000	0	23,000,000	0
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0
Class A and Class B Non-Redeemable Common Stock
Other income:
Weighted average shares outstanding (in Shares)	8,480,000	6,870,000	7,280,219	6,870,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.58)	$ 0	$ (0.70)	$ 0.00